CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net sales
Total Net sales	$ 22,486	$ 18,951	$ 17,288
Costs and expenses
Research and development	(686)	(493)	(416)
Selling, general and administrative	(3,197)	(2,607)	(1,977)
Total Costs and expenses	(20,388)	(16,889)	(15,384)
Equity method investment net earnings	231	211	262
Other income (expense), net	317	(113)	1,818
Operating profit	2,646	2,160	3,984
Non-service pension benefit (expense)	(1)	(1)	(4)
Interest (expense) income, net	(371)	(160)	(157)
Earnings before income taxes	2,274	1,999	3,823
Income tax (expense) benefit	(1,062)	(521)	(616)
Earnings from continuing operations	1,212	1,478	3,207
Discontinued operations, net of tax	4,496	(38)	377
Net earnings (loss)	5,708	1,440	3,584
Less: Non-controlling interest in subsidiaries'	104	91	50
Net earnings (loss) attributable to common shareowners	5,604	1,349	3,534
Amounts attributable to common shareowners:
Continuing operations	1,108	1,387	3,157
Discontinued operations	4,496	(38)	377
Net earnings (loss) attributable to common shareowners	$ 5,604	$ 1,349	$ 3,534
Basic:
Continuing operations, Basic (in dollars per share)	$ 1.23	$ 1.66	$ 3.74
Discontinued operations, Basic (in dollars per share)	5.01	(0.05)	0.45
Net earnings (loss), Basic (in dollars per share)	6.24	1.61	4.19
Diluted:
Continuing operations, Diluted (in dollars per share)	1.22	1.63	3.67
Discontinued operations, Diluted (in dollars per share)	4.93	(0.05)	0.43
Net earnings (loss), Diluted (in dollars per share)	$ 6.15	$ 1.58	$ 4.10
Weighted-average number of shares outstanding
Basic (in shares)	898.2	837.3	843.4
Diluted (in shares)	911.7	853.0	861.2
Product
Net sales
Total Net sales	$ 19,990	$ 16,665	$ 15,315
Costs and expenses
Cost of goods sold	(14,580)	(12,002)	(11,459)
Service
Net sales
Total Net sales	2,496	2,286	1,973
Costs and expenses
Cost of goods sold	$ (1,925)	$ (1,787)	$ (1,532)